Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance and reserves	$ 2,635,126	$ 2,272,249
Accrued expenses	1,254,642	980,821
Revenue recognition difference	432,911	664,005
Advertising expenses	4,707,264	1,583,422
Yiyang Yukang long-term assets reduction	815	1,478
Net operating losses	11,987,650	5,839,789
Deferred Tax Assets, Gross, Total	21,018,408	11,341,764
Less: valuation allowance	(20,170,712)	(10,984,254)
Deferred Tax Assets, Net of Valuation Allowance, Total	847,696	357,510
Deferred tax liabilities:
Unrealized gains on trading securities		(76,119)
Fair value step up of retained investment in Shanghai Yimeng	(858,811)	(833,042)
Deferred Tax Liabilities, Net	(858,811)	(909,161)
Deferred Tax Assets, Net, Total	(11,115)	(551,651)
Deferred tax assets were analyzed as:
Current	847,696	357,510
Deferred tax liabilities were analyzed as:
Current		(76,119)
Non-current	(858,811)	(833,042)
Deferred Tax Liabilities, Net	(858,811)	(909,161)
Deferred Tax Assets, Net	$ (11,115)	$ (551,651)